Document and Entity Information	Mar. 01, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001872789
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	EMBECTA CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-41186
Entity Tax Identification Number	87-1583942
Entity Address, Address Line One	1 Becton Drive
Entity Address, City or Town	Franklin Lakes
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	(201)
Local Phone Number	847-6880
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	EMBC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false